                                 HIGHMARK FUNDS

                                  Equity Funds
                               Fixed Income Funds

                     Supplement dated February 19, 1998 to
              Fiduciary Shares Prospectus dated November 30, 1997

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

     This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

The information on the cover page under "Fiduciary Shares" is revised as follows:

     HighMark's Fiduciary Shares are offered to the following investors: (i) fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A. or its affiliates; (ii) SelectIRA accounts established with The Bank of California, N.A. and invested in any of HighMark's Equity or Fixed Income Funds prior to June 20, 1994, which have remained continuously open thereafter and which are not considered to be fiduciary accounts; (iii) Shareholders who currently own Shares of HighMark's Equity or Fixed Income Funds that were purchased prior to June 20, 1994 within an account registered in their name with the Funds; (iv) present and retired directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., HighMark's current or former distributors or their respective affiliated companies who currently own Shares of HighMark Funds which were purchased before April 30, 1997; and (v) Registered investment advisors, regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee.

The first paragraph under "PURCHASE AND REDEMPTION OF SHARES" on page 34 is revised as follows:

     The Income Equity, Value Momentum, Growth and Balanced Funds are divided into three classes of Shares, Class A, Class B and Fiduciary. The Emerging Growth, Intermediate-Term Bond, Bond and California Intermediate Tax-Free Bond Funds are divided into two classes of Shares, Class A and Fiduciary, and the Blue Chip Growth, International Equity, Convertible Securities and Government Securities Funds are only offered in a single class of Shares, Fiduciary. Only the following investors qualify to purchase a Fund's Fiduciary Shares: (i) fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A. or its affiliates; (ii) SelectIRA accounts established with The Bank of California, N.A. and invested in any of HighMark's Equity or Fixed Funds prior to June 20, 1994, which have remained continuously open thereafter and which are not considered to be fiduciary accounts; (iii) Shareholders who currently own Shares of HighMark's Equity or Fixed Income Funds that were purchased prior to June 20, 1994 within an account registered in their name with the Funds; (iv) present and retired directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., HighMark's current or former distributors or their respective affiliated companies who currently own Shares of HighMark Funds which were purchased before April 30, 1997; and (v) Registered investment advisors, regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee. For a description of investors who qualify to purchase Retail Shares, see the Retail Shares prospectus of the Funds.

HMF 298-B

                                 HIGHMARK FUNDS

                               Money Market Funds

                     Supplement dated February 19, 1998 to
              Fiduciary Shares Prospectus dated November 30, 1997

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

     This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

The information on the cover page under "Fiduciary Shares" is revised as follows:

     HighMark's Fiduciary Shares are offered to the following investors: (i) fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A. or its affiliates; (ii) SelectIRA accounts established with The Bank of California, N.A. and invested in any of HighMark's Equity or Fixed Income Funds prior to June 20, 1994, which have remained continuously open thereafter and which are not considered to be fiduciary accounts; (iii) Shareholders who currently own Shares of HighMark's Equity or Fixed Income Funds that were purchased prior to June 20, 1994 within an account registered in their name with the Funds; (iv) present and retired directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., HighMark's current or former distributors or their respective affiliated companies who currently own Shares of HighMark Funds which were purchased before April 30, 1997; and (v) Registered investment advisors, regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee.

The first paragraph under "PURCHASE AND REDEMPTION OF SHARES" on page 20 is revised as follows:

     As noted above, the Diversified Money Market, 100% U.S. Treasury Money Market and California Tax-Free Money Market Funds are divided into two classes of Shares, Class A and Fiduciary. The U.S. Government Money Market Fund is divided into three classes of Shares, Class A, Class B and Fiduciary. Only the following investors qualify to purchase the Funds' Fiduciary Shares: (i) fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A. or its affiliates; (ii) SelectIRA accounts established with The Bank of California, N.A. and invested in any of HighMark's Equity or Fixed Funds prior to June 20, 1994, which have remained continuously open thereafter and which are not considered to be fiduciary accounts; (iii) Shareholders who currently own Shares of HighMark's Equity or Fixed Income Funds that were purchased prior to June 20, 1994 within an account registered in their name with the Funds; (iv) present and retired directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., HighMark's current or former distributors or their respective affiliated companies who currently own Shares of HighMark Funds which were purchased before April 30, 1997; and (v) Registered investment advisors, regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee. For a description of investors who qualify to purchase Retail Shares, see the Retail Shares prospectus of the Money Market Funds.

HMF 298-B